COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Operating Leases

On February 26, 2021 the Company executed an office lease, effective for a 12-month term beginning March 1, 2021.  The lease required monthly base rent payments of $6,000 and the issuance of 5,333 shares of the Company’s common stock.  The value of the common stock of $49,600 was amortized to rent expense over the lease term. This lease was not renewed.  The Company leased shared office space on a monthly basis with monthly rents approximating $4,500 through June 30, 2022. The Company also leased an office space for approximately $5,000 per month on a short-term (month to month) basis through a related party which terminated on June 30, 2022. The Company entered into a lease agreement to rent office space for a twelve-month period beginning July 1, 2022 with a monthly base rent of $15,736. Rent expense under office leases, including CAM charges, was $64,778 and $65,197 for the six-month periods ended June 30, 2022 and 2021, respectively.

Legal Proceedings

On December 6, 2006, Orange County Valet and Security Patrol, Inc. filed a lawsuit against the Company in Orange County California State Superior Court for Breach of Contract in the amount of $11,164. A default judgment was taken against the Company in this matter. In mid-2013 we learned the Plaintiff’s perfected the judgment against the Company, but we have not heard from the Plaintiffs as of the date of this report.  As of June 30, 2022, and December 31, 2021, the Company has accrued $11,164 plus accrued interest of approximately $18,000.  In the event we pay any money related to this lawsuit, IDTEC agreed to pay the amount for the Company in exchange for shares of our common stock.

NOTE 16. COMMITMENTS AND CONTINGENCIES

Operating Leases

On October 15, 2019, the Company entered into a short-term lease agreement that is between $2,800 - $2,900 per month and ended on October 31, 2020. The lease was renewed for another twelve months under the same general terms and conditions.  The lease was subsequently canceled to accommodate additional space, and a new lease was executed February 26, 2021, effective for a 12-month term beginning March 1, 2021.  The lease requires monthly base rent payments of $6,000 and the issuance of 5,333 shares of the Company’s common stock.  The value of the common stock of $49,600 is amortized to rent expense on a monthly basis over the lease term.  The Company also leases  office space for approximately $5,000 per month on a short-term (month to month) basis through a related party that terminates at any time. Rent expense under office leases, including CAM charges, was $158,096 and $63,978 for the years ended December 31, 2021 and 2020, respectively.

Legal Proceedings

On December 6, 2006, Orange County Valet and Security Patrol, Inc. filed a lawsuit against us in Orange County California State Superior Court for Breach of Contract in the amount of $11,164. A default judgment was taken against us in this matter. In mid-2013, we learned the Plaintiff’s perfected the judgment against us, but we have not heard from the Plaintiffs as of December 2021.  As of December 31, 2021, the Company has accrued $11,164 plus accrued interest of approximately $18,000.  In the event we pay any money related to this lawsuit, IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amount for us in exchange for shares of our common stock.

We had one outstanding judgment against us involving a past employee of the Company. The matter was under the purview of the State of California, Franchise Tax Board, Industrial Health and Safety Collections. We owed  $28,786 plus accrued interest of approximately $53,000, which had been accrued as of December 31, 2020, to our ex-employee for unpaid wages under these Orders.  On March 8, 2021, we received an Acknowledgement of Satisfaction of Judgement-Full by the California Court that the judgement has been settled with a payment of approximately $85,000 including accrued interest through settlement date and legal fees of approximately $3,000.  IDTEC agreed, in connection with us closing the asset purchase transaction with IDTEC, to pay the amounts for us in exchange for shares of our common stock.